SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 02, 2022	Mar. 25, 2022	Aug. 13, 2022	Jul. 29, 2022	Jul. 28, 2022	Apr. 08, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Subsequent Event [Line Items]
Share based compensation granted, value								$ 8,100,000	$ 10,085,140
Accrued interest								$ 95,873	$ 32,102
Securities Purchase Agreement [Member] | Kona Gold Beverage [Member]
Subsequent Event [Line Items]
Equity interest rate				4.99%
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares converted, value						$ 1,290,000
Accrued interest						$ 50,780
Debt conversion price						$ 0.0031
Subsequent Event [Member] | Secured Convertible Debentures [Member]
Subsequent Event [Line Items]
Common stock upon conversion			97,335,291
Debt conversion price			$ 0.0042
Financed amount			$ 400,000
Accrued interest			$ 3,748
Subsequent Event [Member] | Employement Agreement [Member]
Subsequent Event [Line Items]
Number of shares granted	1,000,000
Share based compensation, granted per share	$ 0.0085
Share based compensation granted, value	$ 8,500
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt conversion price				$ 0.0045
Financed amount					$ 595,000
Issuance of stock					100,000,000
Issuance of debenture				$ 595,000
Issuance fee				$ 92,325
Original issue discount, percentage				800.00%
Original issue discount				$ 47,500
Diligence and structuring fee				38,325
Investors legal fees				$ 6,500
Interest rate				10.00%
Subsequent Event [Member] | Financing Agreement [Member]
Subsequent Event [Line Items]
Accounts receivable from third party										$ 250,000
Periodic obligations paid to related party										7,700
Obligations paid to related party										$ 340,000
Subsequent Event [Member] | Robert Coleman [Member]
Subsequent Event [Line Items]
Financed amount		$ 250,000
Maturity date		Mar. 24, 2023
Debt bears interest rate		0.97%
Issuance of stock		25,000,000
Share price per share		$ 0.004
Common Stock [Member]
Subsequent Event [Line Items]
Common stock upon conversion							678,413,399
Issuance of stock							25,000,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock upon conversion						453,078,847